Share Capital (Details) $ / shares in Units, RM in Thousands					12 Months Ended
	Sep. 19, 2023 USD ($) $ / shares shares	Apr. 25, 2023 $ / shares shares	Apr. 10, 2023 USD ($) $ / shares shares	Jun. 09, 2022 USD ($) $ / shares shares	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Mar. 01, 2022 $ / shares shares
Share Capital (Details) [Line Items]
Authorised share capital				500,000,000			50,000
Divided shares							50,000
Shares of par value (in Dollars per share) | $ / shares	$ 0.0001			$ 0.0001			$ 1
Share capital ordinary shares							1
Share capital ordinary per shares (in Dollars per share) | $ / shares				$ 0.0001			$ 1
Capital shares				10,000
New shares of working capital	15,000,000			9,990,000
Amount of working capital (in Dollars) | $	$ 1,500			$ 999
Ordinary shares of initial public offering			1,250,000
Offering price per share (in Dollars per share) | $ / shares		$ 4	$ 4
Gross proceed of IPO (in Dollars)			$ 5,000,000		RM 22,090	$ 4,800,000
Net proceeds (in Dollars) | $			4,525,000
Offering costs (in Dollars) | $			$ 475,000
Share issued		187,500
Net procced of offering cost (in Dollars) | $						675,500
Deduction of offering cost (in Dollars) | $						$ 52,500
Issued capital [member]
Share Capital (Details) [Line Items]
Shares of par value (in Dollars per share) | $ / shares				$ 0.0001
issued and unissued shares				10,000